Turnover and segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [line items]
Turnover by Segment

Turnover by segment	2024 £m	2023 £m	2022 £m
Commercial Operations	31,376	30,328	29,324
	31,376	30,328	29,324

Turnover by Product & Service

Commercial Operations:	2024 £m	2023 £m	2022 £m
Shingles	3,364	3,446	2,958
Meningitis	1,437	1,260	1,116
RSV	590	1,238	–
Influenza	408	504	714
Established Vaccines	3,339	3,266	3,085
	9,138	9,714	7,873
Pandemic Vaccines	–	150	64
Vaccines	9,138	9,864	7,937

HIV	7,089	6,444	5,749
Respiratory/Immunology and Other	3,299	3,025	2,609
Oncology	1,410	731	602
	11,798	10,200	8,960
Pandemic	12	44	2,309
Specialty Medicines	11,810	10,244	11,269

Respiratory	7,213	6,825	6,548
Other General Medicines	3,215	3,395	3,570
General Medicines	10,428	10,220	10,118

Total Commercial Operations	31,376	30,328	29,324

Segment Profit and Operating Profit

Segment profit	2024 £m	2023 £m	2022 £m
Commercial Operations	15,335	14,656	13,590
Research and development	(5,845)	(5,607)	(5,060)
Segment profit	9,490	9,049	8,530
Corporate and other unallocated costs	(342)	(263)	(379)
Other reconciling items between segment profit and operating profit	(5,127)	(2,041)	(1,718)
Total Operating profit	4,021	6,745	6,433

Finance income	122	115	76
Finance costs	(669)	(792)	(879)
Gain on disposal of interest in associates	6	1	–
Share of after-tax losses of associates and joint ventures	(3)	(5)	(2)
Profit before taxation from continuing operations	3,477	6,064	5,628
Taxation	(526)	(756)	(707)
Profit after taxation for the year from continuing operations	2,951	5,308	4,921

Depreciation and amortisation by segment	2024 £m	2023 £m	2022 £m
Commercial Operations	906	893	829
Research and development	569	572	467
Segment depreciation and amortisation	1,475	1,465	1,296
Corporate and other unallocated depreciation and amortisation	74	110	112
Other reconciling items between segment depreciation and amortisation and total depreciation and amortisation	1,002	719	739
Total depreciation and amortisation	2,551	2,294	2,147

PP&E, intangible asset and goodwill impairment by segment	2024 £m	2023 £m	2022 £m
Commercial Operations	102	27	29
Research and development	22	13	32
Segment impairment	124	40	61
Corporate and other unallocated impairment	11	35	20
Other reconciling items between segment impairment and total impairment	302	432	420
Total impairment	437	507	501

PP&E and intangible asset impairment reversals by segment
Commercial Operations	(28)	(16)	(6)
Research and development	(2)	(9)	(19)
Segment impairment reversals	(30)	(25)	(25)
Corporate and other unallocated impairment reversals	(3)	(14)	–
Other reconciling items between segment impairment reversals and total impairment reversals	–	–	(1)
Total impairment reversals	(33)	(39)	(26)

Net operating assets by segment	2024 £m	2023 £m
Commercial Operations	12,501	12,302
Research and development	7,459	7,021
Segment net operating assets	19,960	19,323
Corporate and other unallocated net operating assets	43	625
Net operating assets	20,003	19,948

Net debt	(13,095)	(15,040)
Investments in associates and joint ventures	96	55
Current equity investment	–	2,204
Derivative financial instruments	(82)	16
Current and deferred taxation	6,161	5,536
Assets held for sale (excluding cash and cash equivalents)	3	76
Net assets	13,086	12,795

Summary of Geographical Information

Turnover by location of customer	2024 £m	2023 £m	2022 £m
UK	708	693	695
US	16,384	15,820	14,542
Rest of World	14,284	13,815	14,087
External turnover	31,376	30,328	29,324

Non-current assets by location of subsidiary	2024 £m	2023 £m
UK	7,803	6,464
US	13,977	13,280
Belgium	5,378	5,337
Rest of World	5,588	6,606
Non-current assets	32,746	31,687